Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-1

3.10% Exchange Note

Class A-1 1.00000% Asset Backed Notes

Class A-2A 1.67% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.06% Asset Backed Notes

Class A-4 2.26% Asset Backed Notes

Class B 2.48% Asset Backed Notes

Class C 2.74% Asset Backed Notes

Class D 3.09% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	02/01/18
End of Period:	02/28/18
Number of days in Interest Period (Actual/360):	28
Number of days in Collection Period:	28
Report Due Date:	03/16/18
Distribution Date:	03/20/18
Transaction Month:	12

2017-1				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	54,680	02/01/2017	03/15/2017	$1,364,563,788
Total	54,680			$1,364,563,788

RECONCILIATION OF 2017-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,085,860,947

{2} Reduction in Agg. Securitization Value due to payments				{2}	13,392,129
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,362,877
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	12,031,295
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	26,786,301

{7} End of period Aggregate Securitization Value					{7}	$1,059,074,646

{8} Pool Factor					{8}	77.612689%

RECONCILIATION OF 2017-1 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,322,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,043,297,159

{11} Exchange Note Principal Payment Amount					{11}	26,786,301

{12} End of period Exchange Note Balance					{12}	$1,016,510,858

{13} Note Pool Factor					{13}	76.891895%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$182,000,000	$270,000,000	$180,000,000	$387,840,000	$80,000,000

{15} Beginning of period Note Balance	{15}	$0	$191,508,205	$127,672,135	$387,840,000	$80,000,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	16,071,781	10,714,520	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$175,436,424	$116,957,615	$387,840,000	$80,000,000

{21} Note Pool Factor	{21}	0.000000%	64.976453%	64.976453%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$59,360,000	$55,260,000	$37,530,000		$1,251,990,000

{23} Beginning of period Note Balance	{23}	$59,360,000	$55,260,000	$37,530,000		$939,170,340

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		26,786,301
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$59,360,000	$55,260,000	$37,530,000		$912,384,039

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		72.874707%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
	{30} Beginning of period Designated Pool Balance							{30}	$1,085,860,947

	{31} Ending Designated Pool Balance						{31}	1,059,074,646
	{32} Unpaid prior Exchange Note Principal Payment Amount						{32}	0
	{33} Sum of {31} + {32}							{33}	1,059,074,646

	{34} Exchange Note Principal Payment Amount {30} - {33}							{34}	$26,786,301

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,043,297,159	$0	3.10%	30	30/360	$2,695,185

	RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
	{36} 2017-1 Designated Pool Collections (net of Liquidation Proceeds and fees)						{36}	$18,430,815
	{37} Net Liquidation Proceeds collected during period						{37}	17,981,467
	{38} Investment Earnings						{38}	32,096
	{39} Investment Earnings - transferred to Indenture Note Collection Account						{39}	(32,096)
	{40} Deposit from Servicer (LKE, Pull Ahead Program)						{40}	0

	{41} Total Additions:							{41}	36,412,282

	Distributions:
	{42} To the Servicer, Designated Pool Servicing Fee						{42}	904,884
	{43} To the 2017-1 Exchange Noteholder, the Exchange Note Interest Payment Amount						{43}	2,695,185
	{44} To the 2017-1 Exchange Noteholder, the Exchange Note Principal Payment Amount						{44}	26,786,301
	{45} To the 2017-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)						{45}	0
	{46} To the 2017-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments						{46}	6,025,912

	{47} Total Distributions:							{47}	$36,412,282

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
	{48} Beginning Agg. Securitization Value					{48}	$1,085,860,947
	{49} Ending Agg. Securitization Value					{49}	1,059,074,646
	{50} Total change in Agg. Securitization Value {48} - {49}						{50}	26,786,301

	{51} Indenture Section 5.4 collections following acceleration of the Notes						{51}	0

	{52} Principal Distributable Amount {50} + {51}							{52}	26,786,301

	{53} Noteholders’ Principal Carryover Amount							{53}	0

	{54} Noteholders’ Principal Distributable Amount {52} + {53}							{54}	$26,786,301

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.00000%	28	Actual/360	$0
{56}	Class A-2A	$191,508,205	0	1.67%	30	30/360	266,516
{57}	Class A-2B	$127,672,135	0	1.81375%	28	Actual/360	180,107
{58}	Class A-3	$387,840,000	0	2.06%	30	30/360	665,792
{59}	Class A-4	$80,000,000	0	2.26%	30	30/360	150,667
{60}	Class B	$59,360,000	0	2.48%	30	30/360	122,678
{61}	Class C	$55,260,000	0	2.74%	30	30/360	126,177
{62}	Class D	$37,530,000	0	3.09%	30	30/360	96,640
RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
	{63} 2017-1 Exchange Note Collections						{63}	$35,507,398
	{64} Investment Earnings						{64}	0
	{65} Investment Earnings - transferred from Exchange Note Collection Account						{65}	32,096
	{66} Investment Earnings - and amounts released from Reserve Account						{66}	6,439
	{67} Optional Purchase Price						{67}	0
	{68} Indenture Section 5.4 disposition of Collateral						{68}	0
	{69} Reserve Account Withdrawal Amount						{69}	0

	{70} Total Available Funds:							{70}	35,545,933

	Distributions:
	{71} To the Successor Servicer, unpaid transition expenses, pro rata						{71}	0
	{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata						{72}	417
	{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata						{73}	208
	{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata						{74}	0
	{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu						{75}	0
	{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu						{76}	266,516
	{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu						{77}	180,107
	{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu						{78}	665,792
	{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu						{79}	150,667
	{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{80}	0
	{81} Class B Noteholders’ Interest Distributable Amount						{81}	122,678
	{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{82}	0
	{83} Class C Noteholders’ Interest Distributable Amount						{83}	126,177
	{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{84}	0
	{85} Class D Noteholders’ Interest Distributable Amount						{85}	96,640
	{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{86}	0
	{87} Noteholders’ Principal Distributable Amount						{87}	26,786,301
	{88} To the Reserve Account, the Reserve Amount Required Amount						{88}	0
	{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)						{89}	0
	{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata						{90}	0
	{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata						{91}	0
	{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata						{92}	0
	{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata						{93}	0
	{94} To the Issuer Trust Certificateholders, the aggregate amount remaining						{94}	7,150,430

	{95} Total Distributions:							{95}	$35,545,933

PRINCIPAL PARITY AMOUNT CALCULATION
	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{96}	Class A	$787,020,340	$1,059,074,646	$0	$		34,282,226	$0
{97}	Class B	846,380,340	1,059,074,646	0			34,159,548	0
{98}	Class C	901,640,340	1,059,074,646	0			34,033,371	0
{99}	Class D	939,170,340	1,059,074,646	0			33,936,731	0
	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{100} Excess Total Available Funds							{100}	$7,150,430

	{101} Beginning Note Balance					{101}	939,170,340
	{102} Principal payments through Indenture Section 8.3 (i) through (xvii)					{102}	26,786,301
	{103} Pro-Forma Note Balance						{103}	912,384,039

	{104} Ending Aggregate Securitization Value					{104}	1,059,074,646
	{105} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($146,690,607)					{105}	146,690,607
	{106} Required Pro Forma Note Balance {104} - {105}						{106}	912,384,039

	{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}							{107}	0

	{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{108}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{109} Ending Aggregate Securitization Value							{109}	$1,059,074,646
	{110} End of Period Note Balance							{110}	1,016,510,858
	{111} Overcollateralization							{111}	42,563,788
	{112} Overcollateralization %								{112}	4.02%

	Asset Backed Notes:
	{113} Ending Aggregate Securitization Value							{113}	1,059,074,646
	{114} End of Period Note Balance							{114}	912,384,039
	{115} Overcollateralization							{115}	146,690,607
	{116} Overcollateralization %								{116}	13.85%

	RECONCILIATION OF 2017-1 CASH RESERVE ACCOUNT
	{117} Specified Reserve Balance								{117}	$6,822,819

	{118} Beginning of Period Reserve Account balance								{118}	$6,822,819
	{119} Investment Earnings							{119}	6,439
	{120} From the Indenture Collection Account, the Reserve Account Required Amount							{120}	0
	{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{121}	0
	{122} Total Reserve balance available:								{122}	6,829,258

	{123} Specified Reserve Balance								{123}	6,822,819

	{124} Release Excess Cash to Indenture Collection Available Funds								{124}	6,439

	{125} End of period Reserve Account balance								{125}	$6,822,819

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage

	{126} Receivables with Scheduled Payment delinquent 61 days or more							{126}	$4,122,051	0.39%

	{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )							{127}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	March 15, 2018

GM Financial

GMALT 2017-1

Supplemental Monthly Data

February 28, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,085,860,947	$875,448,563
Change	(26,786,301)	(12,725,180)

End of Period	$1,059,074,646	$862,723,383
Residual Value as % of Agg. Securitization Value		81.46%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	47,385	1,044,488,368	98.62%
31 - 60 days	487	10,464,227	0.99%
61 - 90 days	146	3,120,883	0.29%
91 - 120 days	44	1,001,168	0.09%

Total	48,062	1,059,074,646	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	66	1,639,181	1,577	44,376,822
Standard terminations	30	491,640	186	3,578,640

Total retained by lessee	96	2,130,821	1,763	47,955,462
Returned Vehicles
Early terminations	390	6,709,996	2,463	42,345,869
Standard terminations	193	3,190,479	1,357	22,794,234

Total returned to dealer	583	9,900,475	3,820	65,140,103
Charged off leases / Repossessed vehicles	69	1,362,877	1,035	22,290,475
Repurchases	0	0	0	0
Other	0	0	0	0

Total terminations	748	13,394,173	6,618	135,386,040

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,362,877	22,290,475
less: Sales proceeds	1,356,325	17,761,516
less: Excess wear and excess mileage received	0	0
less: Other amounts received	278,527	1,249,380

Net Credit (Gain) Loss	(271,975)	3,279,579

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	9,845,804	64,494,692
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	10,313,608	67,601,579
less: Excess wear and excess mileage received	11,227	87,846
less: Other recovery amounts	153,984	646,278

Residual (Gain) Loss	(633,015)	(3,841,011)

	Current Period	Prev. Month
Prepay Speed	0.3485%	0.4813%

Return Rate based on Scheduled to Terminate(2)	85.8616%	143.2602%

Return Rate based on Terminated Leases(3)	77.9412%	79.8951%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.